Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	$ (5,136)	$ (5,632)	$ (8,669)	$ (6,661)
Deferred income tax related to consolidated statement of income	889	2,350	(1,939)
Deferred tax, asset	(7,975)	(8,342)
Deferred tax liabilities	2,839	2,710
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(95)	(96)
Deferred income tax related to consolidated statement of income	(15)	(34)	(10)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	36	17
Deferred income tax related to consolidated statement of income	18	(1)	72
Prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	24	55
Deferred income tax related to consolidated statement of income	(32)	29	(17)
Property, plant and equipment, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,305)	(1,171)
Deferred income tax related to consolidated statement of income	(118)	(223)	(90)
Rights of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	327	112
Deferred income tax related to consolidated statement of income	236	(68)	(22)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(257)	(340)
Deferred income tax related to consolidated statement of income	86	(28)	(389)
Finite useful lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	1	(54)
Deferred income tax related to consolidated statement of income	48	69	(275)
Indefinite lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	1,311	1,412
Deferred income tax related to consolidated statement of income	123	165	140
Post-employment and other non-current employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(444)	(447)
Deferred income tax related to consolidated statement of income	15	(59)	4
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	2	2
Deferred income tax related to consolidated statement of income	(3)	(72)	80
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(895)	(889)
Deferred income tax related to consolidated statement of income	(23)	171	182
Employee profit sharing payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(359)	(444)
Deferred income tax related to consolidated statement of income	(85)	(236)	(7)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(7,205)	(7,244)
Deferred income tax related to consolidated statement of income	29	(445)	2,342
Tax credits to recover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,067)	(1,394)
Deferred income tax related to consolidated statement of income	327	1,200	(1,629)
Cumulative other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(218)	165
Deferred income tax related to consolidated statement of income	(417)	760	86
Liabilities of amortization of goodwill of business acquisition
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	6,117	5,897
Deferred income tax related to consolidated statement of income	0	87	0
Financial leasing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(341)	(155)
Deferred income tax related to consolidated statement of income	(273)	53	(23)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(768)	(1,058)
Deferred income tax related to consolidated statement of income	$ 973	$ 982	$ (2,383)